UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08388

Morgan Stanley Asia-Pacific Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	March 31, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (94.3%)
Australia (10.4%)
Airlines
Qantas Airways Ltd. (a)	2,325,796	$5,244

Commercial Banks
Australia & New Zealand Banking Group Ltd.	218,284	5,376
National Australia Bank Ltd.	259,851	6,948
		12,324
Construction & Engineering
Boart Longyear Group	1,368,920	6,627

Energy Equipment & Services
WorleyParsons Ltd.	136,829	4,384

Insurance
QBE Insurance Group Ltd.	439,552	8,034

Media
Fairfax Media Ltd.	2,722,229	3,632
Ten Network Holdings Ltd.	2,847,322	3,844
		7,476
Metals & Mining
Aquarius Platinum Ltd.	717,427	4,000
BlueScope Steel Ltd.	1,828,076	3,734
		7,734
Textiles, Apparel & Luxury Goods
Billabong International Ltd.	735,509	5,744
		57,567
China (12.8%)
Automobiles
China ZhengTong Auto Services Holdings Ltd. (a)	1,361,000	1,391
Dongfeng Motor Group Co., Ltd., Class H	1,743,000	2,967
		4,358
Beverages
Tsingtao Brewery Co., Ltd., Class H	132,000	629

Commercial Banks
Agricultural Bank of China Ltd. (a)	4,978,000	2,822
Bank of China Ltd., Class H	7,219,290	4,019
China Construction Bank Corp., Class H	9,910,560	9,288
		16,129
Diversified Telecommunication Services
China Telecom Corp. Ltd., Class H	5,686,000	3,472

Electrical Equipment
Xinjiang Goldwind Science & Technology Co., Ltd., Class H (a)	862,000	1,589

	Shares	Value (000)
Energy Equipment & Services
China Oilfield Services Ltd., Class H	808,000	$1,828

Food Products
Want Want China Holdings Ltd.	1,736,000	1,364

Gas Utilities
China Resources Gas Group Ltd.	564,000	770

Independent Power Producers & Energy Traders
China Resources Power Holdings Co., Ltd.	1,695,400	3,265

Industrial Conglomerates
Shanghai Industrial Holdings Ltd.	560,000	2,145

Insurance
AIA Group Ltd. (a)	475,400	1,464
China Life Insurance Co., Ltd., Class H	1,063,000	3,990
China Pacific Insurance Group Co., Ltd., Class H	585,800	2,463
Ping An Insurance Group Co. of China Ltd., Class H	432,500	4,384
		12,301
Internet Software & Services
Netease.com ADR (a)	23,500	1,164
Sohu.com, Inc. (a)	28,300	2,529
Tencent Holdings Ltd.	106,700	2,599
		6,292
Oil, Gas & Consumable Fuels
China Coal Energy Co., Ltd., Class H	997,000	1,358
CNOOC Ltd.	1,704,000	4,294
Yanzhou Coal Mining Co., Ltd.	609,000	2,216
		7,868
Personal Products
Hengan International Group Co., Ltd.	92,000	682

Semiconductors & Semiconductor Equipment
JA Solar Holdings Co., Ltd. ADR (a)	156,100	1,093

Specialty Retail
Belle International Holdings Ltd.	2,034,000	3,729

Wireless Telecommunication Services
China Mobile Ltd.	337,500	3,109
		70,623
Hong Kong (4.6%)
Commercial Banks
BOC Hong Kong Holdings Ltd.	1,092,500	3,560

Distributors
Li & Fung Ltd.	534,000	2,736

	Shares	Value (000)
Diversified Financial Services
Hong Kong Exchanges and Clearing Ltd.	147,900	$3,213

Industrial Conglomerates
Hutchison Whampoa Ltd.	340,000	4,026

Real Estate Management & Development
Cheung Kong Holdings Ltd.	117,000	1,907
Hongkong Land Holdings Ltd.	385,000	2,695
Kerry Properties Ltd.	69,500	348
New World Development Co., Ltd.	1,034,800	1,828
Wharf Holdings Ltd.	754,805	5,206
		11,984
		25,519
India (1.7%)
Commercial Banks
IndusInd Bank Ltd.	272,673	1,662

Information Technology Services
Infosys Technologies Ltd.	49,000	3,562

Pharmaceuticals
Dr. Reddy’s Laboratories Ltd.	113,850	4,184
		9,408
Indonesia (5.5%)
Automobiles
Astra International Tbk PT	612,500	4,009

Commercial Banks
Bank Central Asia Tbk PT	3,889,000	3,104
Bank Rakyat Indonesia Persero Tbk PT	6,799,000	4,490
Bank Tabungan Negara Tbk PT	10,293,500	1,986
		9,580
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	2,281,000	1,925

Food Products
Golden Agri-Resources Ltd.	2,621,000	1,435
Indofood Agri Resources Ltd. (a)	1,160,000	2,052
Indofood Sukses Makmur Tbk PT	2,853,000	1,769
		5,256
Pharmaceuticals
Kalbe Farma Tbk PT	5,574,500	2,177

Real Estate Management & Development
Bumi Serpong Damai PT	25,304,500	2,441
Lippo Karawaci Tbk PT	20,451,500	1,433
		3,874

	Shares	Value (000)
Wireless Telecommunication Services
Indosat Tbk PT	5,363,500	$3,265
		30,086
Japan (37.9%)
Airlines
All Nippon Airways Co., Ltd.	1,796,000	5,355

Automobiles
Nissan Motor Co., Ltd.	771,900	6,848
Suzuki Motor Corp.	78,200	1,748
Toyota Motor Corp.	245,500	9,887
Yamaha Motor Co., Ltd. (a)	407,300	7,110
		25,593
Capital Markets
Daiwa Securities Group, Inc.	1,891,000	8,684

Chemicals
Shin-Etsu Polymer Co., Ltd.	92,700	552
Teijin Ltd.	121,000	541
		1,093
Commercial Banks
Sumitomo Mitsui Financial Group, Inc.	161,800	5,030
Sumitomo Mitsui Trust Holdings, Inc.	881,000	3,124
Sumitomo Trust & Banking Co., Ltd. (The)	1,370,000	7,240
Tokyo Tomin Bank Ltd. (The)	632,200	8,208
Yachiyo Bank Ltd. (The)	143,100	4,869
		28,471
Construction & Engineering
Maeda Corp.	1,300,000	4,282

Construction Materials
Sumitomo Osaka Cement Co., Ltd.	173,000	501
Taiheiyo Cement Corp.	1,209,000	2,035
		2,536
Consumer Finance
Jaccs Co., Ltd.	2,320,000	6,220

Diversified Financial Services
Fuyo General Lease Co., Ltd.	265,200	7,904
Japan Securities Finance Co., Ltd.	1,040,500	6,880
		14,784
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	51,500	2,313

Electrical Equipment
Furukawa Electric Co., Ltd.	574,000	2,319

	Shares	Value (000)
Sumitomo Electric Industries Ltd.	43,000	$595
		2,914
Electronic Equipment, Instruments & Components
Hitachi Ltd.	1,082,000	5,632

Household Durables
Sekisui House Ltd.	339,000	3,179

Machinery
Amada Co., Ltd.	142,000	1,185
Asahi Diamond Industrial Co., Ltd.	349,000	6,696
Daifuku Co., Ltd.	410,500	2,981
Fuji Machine Manufacturing Co., Ltd.	239,700	5,403
Minebea Co., Ltd.	785,000	4,332
THK Co., Ltd.	21,500	541
Tsubakimoto Chain Co.	590,000	3,029
Union Tool Co.	24,900	590
		24,757
Marine
Mitsui OSK Lines Ltd.	1,188,000	6,841

Media
Fuji Media Holdings, Inc.	5,464	7,646
TV Asahi Corp.	5,125	8,004
		15,650
Metals & Mining
Nippon Steel Corp.	1,488,000	4,758
Sumitomo Metal Industries Ltd.	2,558,000	5,720
		10,478
Multiline Retail
Takashimaya Co., Ltd.	579,000	3,696

Office Electronics
Canon, Inc.	12,400	540
Ricoh Co., Ltd.	94,000	1,103
Toshiba TEC Corp.	1,049,000	4,666
		6,309
Real Estate Management & Development
Daibiru Corp.	1,048,000	9,071
Mitsubishi Estate Co., Ltd.	442,000	7,476
Mitsui Fudosan Co., Ltd.	394,000	6,504
		23,051
Road & Rail
East Japan Railway Co.	45,200	2,513

Semiconductors & Semiconductor Equipment
Tokyo Electron Ltd.	67,000	3,693

	Shares	Value (000)
Trading Companies & Distributors
Mitsubishi Corp.	21,500	$597
		208,641
Korea, Republic of (11.0%)
Auto Components
Hyundai Mobis	1,727	516

Automobiles
Hyundai Motor Co.	16,776	3,105
Kia Motors Corp.	29,546	1,858
		4,963
Chemicals
LG Chem Ltd.	5,481	2,298
OCI Co., Ltd.	9,963	4,487
SSCP Co., Ltd.	71,730	234
		7,019
Commercial Banks
Hana Financial Group, Inc.	22,500	973
KB Financial Group, Inc.	12,674	664
Shinhan Financial Group Co., Ltd.	46,406	2,109
		3,746
Construction & Engineering
GS Engineering & Construction Corp.	14,617	1,533
Hyundai Engineering & Construction Co., Ltd.	32,924	2,377
		3,910
Electronic Equipment, Instruments & Components
LG Display Co., Ltd.	88,840	2,786

Food & Staples Retailing
Shinsegae Co., Ltd.	9,776	2,326

Household Durables
Woongjin Coway Co., Ltd.	68,370	2,359

Insurance
Samsung Fire & Marine Insurance Co., Ltd.	3,720	822

Internet Software & Services
NHN Corp. (a)	5,124	895
SK C&C Co., Ltd.	29,698	2,631
		3,526
Machinery
Doosan Infracore Co., Ltd. (a)	39,590	1,102
Hyundai Heavy Industries Co., Ltd.	2,928	1,383
		2,485

	Shares	Value (000)
Media
Cheil Worldwide, Inc.	107,500	$1,421

Metals & Mining
Hyundai Steel Co.	7,483	955
POSCO	3,951	1,819
		2,774
Oil, Gas & Consumable Fuels
GS Holdings	18,445	1,571
SK Innovation Co., Ltd.	13,341	2,566
		4,137
Personal Products
Amorepacific Corp.	22	21

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	11,621	9,873
Samsung Electronics Co., Ltd. (Preference)	3,427	1,953
Hynix Semiconductor, Inc.	132,650	3,785
		15,611
Trading Companies & Distributors
Samsung C&T Corp.	30,057	1,967
		60,389
Malaysia (1.3%)
Commercial Banks
CIMB Group Holdings Bhd	1,274,200	3,450

Diversified Financial Services
AMMB Holdings Bhd	1,056,200	2,263

Health Care Equipment & Supplies
Top Glove Corp. Bhd	738,400	1,312
		7,025
Philippines (0.8%)
Airlines
Cebu Air, Inc. (a)	558,200	1,023

Commercial Banks
Metropolitan Bank & Trust (a)	405,770	600

Diversified Financial Services
Ayala Corp.	284,908	2,526
		4,149
Singapore (1.3%)
Commercial Banks
DBS Group Holdings Ltd.	178,000	2,067

	Shares	Value (000)
Commercial Services & Supplies
STX OSV Holdings Ltd. (a)	2,196,700	$2,074

Food & Staples Retailing
Olam International Ltd.	612,000	1,360

Industrial Conglomerates
Keppel Corp. Ltd.	111,000	1,083

Real Estate Management & Development
CapitaLand Ltd.	324,000	848
		7,432
Taiwan (6.4%)
Capital Markets
Yuanta Financial Holding Co., Ltd.	1,226,000	882

Chemicals
Formosa Plastics Corp.	373,000	1,313
Nan Ya Plastics Corp.	369,000	1,088
Taiwan Fertilizer Co., Ltd.	172,000	506
		2,907
Communications Equipment
HTC Corp.	146,001	5,709

Computers & Peripherals
Acer, Inc.	385,961	788
Asustek Computer, Inc.	234,000	2,025
Catcher Technology Co., Ltd.	206,000	1,019
		3,832
Diversified Financial Services
Fubon Financial Holding Co., Ltd.	1,603,942	2,130

Electronic Equipment, Instruments & Components
AU Optronics Corp. (a)	1,632,970	1,427
Chimei Innolux Corp. (a)	1,751,000	1,795
Hon Hai Precision Industry Co., Ltd.	1,547,109	5,419
		8,641
Food Products
Uni-President Enterprises Corp.	3,915,100	5,365

Insurance
Cathay Financial Holding Co., Ltd.	135,067	223

Metals & Mining
China Steel Corp.	979,384	1,171

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	1,678,592	4,030

	Shares		Value (000)
Kinsus Interconnect Technology Corp.	208,000		$643
			4,673
			35,533
Thailand (0.6%)
Oil, Gas & Consumable Fuels
Banpu PCL	74,500		1,892

Wireless Telecommunication Services
Total Access Communication PCL NVDR	796,000		1,263
			3,155
Total Common Stocks (Cost $449,460)			519,527
Investment Company (1.8%)
India (1.8%)
Diversified Financial Services
Morgan Stanley Growth Fund (a)(b) (Cost $1,254)	6,860,401		9,651

	Face Amount (000)
Corporate Bond (0.0%)
India (0.0%)
Pharmaceuticals
Dr. Reddy’s Laboratories Ltd. 9.25%, 3/24/14 (c) (Cost $—)	INR	3,416	76

	Shares
Participation Note (0.4%)
China (0.4%)
Software
UBS AG, UFIDA Software Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 9/30/13 (Cost $2,966)	777,572		2,354

Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $16,483)	16,483,224		16,483
Total Investments (99.5%) (Cost $470,163) +			548,091
Other Assets in Excess of Liabilities (0.5%)			2,904
Net Assets (100.0%)			$550,995

(a)	Non-income producing security.

(b)

The Fund invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Growth Fund with respect to assets invested by the Fund in the Morgan Stanley Growth Fund. The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(c)	Security has been deemed illiquid at March 31, 2011.
+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $470,163,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $77,928,000 of which approximately $96,164,000 related to appreciated securities and approximately $18,236,000 related to depreciated securities.

ADR	American Depositary Receipt
INR	Indian Rupee
NVDR	Non-Voting Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$11,622	$—	$—	$11,622
Auto Components	516	—	—	516
Automobiles	38,923	—	—	38,923
Beverages	629	—	—	629
Capital Markets	9,566	—	—	9,566
Chemicals	11,019	—	—	11,019
Commercial Banks	79,927	1,662	—	81,589
Commercial Services & Supplies	2,074	—	—	2,074
Communications Equipment	5,709	—	—	5,709
Computers & Peripherals	3,832	—	—	3,832
Construction & Engineering	14,819	—	—	14,819
Construction Materials	2,536	—	—	2,536
Consumer Finance	6,220	—	—	6,220
Distributors	2,736	—	—	2,736
Diversified Financial Services	24,916	—	—	24,916
Diversified Telecommunication Services	7,710	—	—	7,710
Electrical Equipment	4,503	—	—	4,503
Electronic Equipment, Instruments & Components	17,059	—	—	17,059
Energy Equipment & Services	6,212	—	—	6,212
Food & Staples Retailing	3,686	—	—	3,686
Food Products	11,985	—	—	11,985
Gas Utilities	770	—	—	770
Health Care Equipment & Supplies	1,312	—	—	1,312
Household Durables	5,538	—	—	5,538
Independent Power Producers & Energy Traders	3,265	—	—	3,265
Industrial Conglomerates	7,254	—	—	7,254
Information Technology Services	3,562	—	—	3,562
Insurance	21,380	—	—	21,380
Internet Software & Services	9,818	—	—	9,818
Machinery	27,242	—	—	27,242
Marine	6,841	—	—	6,841
Media	24,547	—	—	24,547
Metals & Mining	22,157	—	—	22,157
Multiline Retail	3,696	—	—	3,696
Office Electronics	6,309	—	—	6,309
Oil, Gas & Consumable Fuels	13,897	—	—	13,897
Personal Products	703	—	—	703
Pharmaceuticals	6,361	—	—	6,361
Real Estate Management & Development	39,757	—	—	39,757
Road & Rail	2,513	—	—	2,513
Semiconductors & Semiconductor Equipment	25,070	—	—	25,070
Specialty Retail	3,729	—	—	3,729
Textiles, Apparel & Luxury Goods	5,744	—	—	5,744
Trading Companies & Distributors	2,564	—	—	2,564
Wireless Telecommunication Services	7,637	—	—	7,637
Total Common Stocks	517,865	1,662	—	519,527
Investment Company	9,651	—	—	9,651
Corporate Bond	—	76	—	76
Participation Note	—	2,354	—	2,354
Short-Term Investment - Investment Company	16,483	—	—	16,483
Total Assets	$543,999	$4,092	$—	$548,091

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Fund did not have any significant investments transfer between valuation levels.

Morgan Stanley Asia-Pacific Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2011 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Asia-Pacific Fund, Inc.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 24, 2011